Income Taxes - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2008	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	25.00%			25.00%
Income tax (benefits) expense	$ (63,266,000)	$ 2,181,000	$ 36,371,000
Income tax benefit amounted	(65,526,000)	10,709,000	(21,122,000)
Deferred tax assets, valuation allowance	409,920,000	313,303,000
Deferred tax liabilities represents withholding tax	$ 310,663,000
Withholding tax rate	10.00%
Withholding tax rate before treaty benefits	10.00%
Withholding tax rate after treaty benefits	5.00%
Unrecognized tax benefits, interest on income taxes expense	$ 0	0	64,000
Unrecognized tax benefits, interest on income taxes accrued	0	0	0
Unrecognized Tax Benefits	0	0	0
Unrecognized tax benefits that would impact effective tax rate	$ 0	0	0
Percentage of global minimum tax applied on country-by-country basis	15.00%
Accumulated loss	$ (2,815,942,000)	(6,838,357,000)
Current income tax expenses	26,645,000	58,587,000	$ 53,780,000
Current income tax payable	30,687,000	207,718,000
Deferred tax assets	$ 93,766,000	110,290,000
Sinovac Chengdu
Income Tax [Line Items]
Preferential enterprise income tax eligibility percentage	15.00%
PRC Subsidiaries
Income Tax [Line Items]
Operating loss carryforwards	$ 1,501,000,000	$ 1,048,000,000			¥ 10,489	¥ 7,650
Operating loss carryforwards expiration period	will expire from 2026 to 2030	will expire from 2025 to 2029
Antigua and Barbuda
Income Tax [Line Items]
Tax withholdings on remittance of dividends	$ 0
Singapore
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	17.00%
Tax withholdings on remittance of dividends	$ 0
Outside Chinese Mainland
Income Tax [Line Items]
Income tax (benefits) expense	$ 548,000
Hong Kong
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	16.50%
Income tax (benefits) expense	$ (45,753,000)
Tax withholdings on remittance of dividends	0
Deferred tax liabilities representing reinvestment of dividend received into investees		$ 328,879,000
Assessable profits	$ 2,000,000
Hong Kong | Sinovac Hong Kong
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	8.25%
Chinese Mainland
Income Tax [Line Items]
Income tax (benefits) expense	$ (18,061,000)
Enterprise income tax at statutory rate	25.00%
Chinese Mainland | Sinovac Beijing, Sinovac Dalian and Sinovac LS
Income Tax [Line Items]
Income Taxes Enterprise Income Tax Rate	15.00%
Income tax statute of limitation for transfer pricing related matters	3 years
Chinese Mainland | PRC Subsidiaries
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	25.00%	25.00%	25.00%